SCHEDULE OF SIGNIFICANT COMPONENTS OF DEFERRED TAXES (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 1,539,233	$ 1,232,478
Allowance for doubtful accounts	10,960
Lease liabilities	20,138
Total deferred tax assets	1,570,331	1,232,478
Less: Valuation allowance	(1,307,141)	(1,232,478)	$ (1,228,165)	$ (1,168,270)
Total deferred tax assets, net	263,190
Right-of-use assets	(21,281)
Fair value of intangible assets recognized through business combination	(108,075)
Total deferred tax liabilities	(129,356)
Deferred tax assets, net	$ 133,834